Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral (Tables)	12 Months Ended
Oct. 31, 2024
Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, And Collateral [Abstract]
Summary of Bank's Provisions
The following table summarizes

the Bank’s provisions recorded in other liabilities.
Provisions
(millions of Canadian dollars) Legal, Regulatory,

Restructuring and Other 1 Total
Balance as at November 1, 2023 $ 192 $ 2,180 $ 2,372
Additions 590 4,699 5,289
Amounts used (525) (4,228) (4,753)
Release of unused amounts (24) (8) (32)
Foreign currency translation adjustments

and other
3 (247) (244)
Balance as at October 31, 2024, before

allowance for

credit losses for off-balance sheet instruments $ 236 $ 2,396 $ 2,632
Add: Allowance for credit losses for off-balance sheet

instruments
2 1,043
Balance as at October 31, 2024 $ 3,675
The Bank recognized provisions totalling US$ 3.088

billion ($
4.233

billion) for the global resolution of the investigations into the Bank’s U.S. Bank Secrecy Act

(BSA)/Anti-Money
Laundering (AML) program during the year ended October 31, 2024. The balance of the provisions as at October

31, 2024 is US$
1.43

billion ($
1.99

billion).
2 Refer to Note 8 for further details.

Summary of Credit Instruments
The values of credit instruments reported as

follows represent the maximum amount

of additional credit that the Bank could

be obligated to extend should
contracts be fully utilized.
Credit Instruments
(millions of Canadian dollars) As at
October 31 October 31
2024 2023
Financial and performance standby letters

of credit
$ 44,463 $ 39,310
Documentary and commercial letters

of credit
337 167
Commitments to extend credit
1
Original term-to-maturity of one year or less 76,060 69,686
Original term-to-maturity of more than one

year
245,846 230,565
Total $ 366,706 $ 339,728
1

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.

Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged
Details of assets pledged against liabilities

and collateral assets held or repledged are

shown in the following table:
Sources and Uses of Pledged Assets

and Collateral
(millions of Canadian dollars) As at

October 31 October 31
2024 2023
Sources of pledged assets and collateral
Bank assets

Interest-bearing deposits with banks $ 6,161 $ 6,166
Loans 205,337 130,829
Securities 1 240,425 218,981
Other assets 238 696
452,161 356,672
Third-party assets 1,2
Collateral received and available for sale or

repledging
364,178 355,147
Less: Collateral not repledged (73,996) (76,265)
290,182 278,882
742,343 635,554
Uses of pledged assets and collateral 3
Derivatives 15,964 14,696
Obligations related to securities sold

under repurchase agreements
1 186,777 162,284
Securities borrowing and lending 1 137,292 126,031
Obligations related to securities sold

short
1 34,336 39,436
Securitization 36,806 29,135
Covered bond 76,698 55,719
Clearing systems, payment systems, and depositories 10,540 11,863
Foreign governments and central banks 119,522 109,878
Other 124,408 86,512
Total 1 $ 742,343 $ 635,554
1
Balances as at October 31, 2023 have been restated, with no impact on the measurement of the related financial instruments in the Bank’s Consolidated Financial Statements, to reflect the categorization of certain pledged assets in the comparative period.
2
Includes collateral received from reverse repurchase agreements, securities lending,

margin loans, and other client activity.
3 Includes $ 63.7

billion of on-balance sheet assets that the Bank has pledged and that the counterparty can subsequently repledge as at October 31, 2024 (October 31, 2023 –
$ 52.3

billion).